PROPERTY AND EQUIPMENT (Details) - USD ($)	Jan. 31, 2022	Jan. 31, 2021
Property, Plant and Equipment [Abstract]
Furniture and Fixtures	$ 620,951	$ 1,060,942
Less: Accumulated Depreciation	(90,120)	0
Net Property and Equipment	$ 530,831	$ 1,060,942